Inventories (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Components of inventory [Abstract]
Raw materials	$ 42,511	$ 27,670
Work in progress	8,673	5,746
Finished goods	114,188	92,048
Total inventories at the lower of cost and net realizable value	165,372	125,464
Components of cost of sales [Abstract]
Cost of goods manufactured	238,724	189,898	$ 143,857
Depreciation and amortization	4,845	1,811	1,349
Cost of sales	$ 243,569	$ 191,709	$ 145,206